Revenues (Schedule of revenues by recognition method) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue By Recognition Method [Line Items]
Revenue from contracts with customers	$ 19,013,503	$ 31,068,350
Revenue	19,013,503	31,068,350
Intellectual properties [member]
Disclosure Of Disaggregation Of Revenue By Recognition Method [Line Items]
Revenue from contracts with customers	3,600,000	3,300,000
Royalty [member]
Disclosure Of Disaggregation Of Revenue By Recognition Method [Line Items]
Revenue from contracts with customers	280,842	315,846
Sales of goods under long-term contracts recognized over time [member]
Disclosure Of Disaggregation Of Revenue By Recognition Method [Line Items]
Revenue from contracts with customers	13,997,163	25,918,594
Sales of goods at point of time [member]
Disclosure Of Disaggregation Of Revenue By Recognition Method [Line Items]
Revenue from contracts with customers	$ 1,135,498	$ 1,533,910